Components of Deferred Income Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred assets
Unrealized foreign currency translation adjustments	$ 378	$ 991
Accrued liabilities	41	41
Other assets	55	8
Total deferred assets	474	1,040
Deferred liabilities
Unrealized net capital gains	(98,184)	(84,963)
Difference in tax bases of investments	(77,505)	(63,767)
Life and annuity reserves	(40,491)	(36,021)
DAC	(29,807)	(29,090)
Other liabilities	(2,139)	(2,703)
Total deferred liabilities	(248,126)	(216,544)
Net deferred liability	$ (247,652)	$ (215,504)